Capital surplus (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of capital surplus

		2026
	Note	Share premium	Share-based payments	Total
January 1		$8,657,770	$661,600	$9,319,370
Conversion of shareholder’s loan to shares	16	7,175,000	-	7,175,000
Cancellation of shareholder’s loan		1,743,411	-	1,743,411
Share-based payments		-	(155,278)	(155,278)
June 30		$17,576,181	506,322	18,082,503

	2025
	Share premium	Share-based payments	Total
January 1	$7,273,954	$573,792	$7,847,746
Share-based payments	-	65,856	65,856
June 30	$7,273,954	$639,648	$7,913,602